Fair Value of Financial Instruments and Risk Management - Changes in Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value of asset (liability) - beginning	$ 22	$ (3)
Unrealized gain (loss) on Foreign-Exchange Contract included in financing charges	(22)	25
Fair value of asset - ending	$ 0	$ 22